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As filed with the Securities and Exchange Commission on May 3, 2002

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Registration Nos. 333-92947
811-7543

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SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

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Post-Effective Amendment No. 4	[X]

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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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Amendment No. 82	[X]

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Variable Account A

(Exact name of Registrant)

Keyport Life Insurance Company

(Name of Depositor)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02184

(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code: 617-526-1400

Edward M. Shea, Esq.

Assistant Vice President and Senior Counsel

Keyport Life Insurance Company

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02184

(Name and Address of Agent for Service)

copy to:

Joan E. Boros, Esq.

Christopher S. Petito, Esq.

Jorden Burt LLP

1025 Thomas Jefferson Street, N.W.

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: Upon effectiveness of this registration statement

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It is proposed that this filing will become effective:

(  ) immediately upon filing pursuant to paragraph (b) of Rule 485

(  ) on [date] pursuant to paragraph (b) of Rule 485

(X) 60 days after filing pursuant to paragraph (a)(1) of Rule 485

(  ) on [date] pursuant to paragraph (a)(1) of Rule 485

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If appropriate, check the following box:

( ) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

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CONTENTS OF REGISTRATION STATEMENT

The Facing Sheet

The Contents Page

PART A

Prospectus

PART B

Statement of Additional Information (not included)

PART C

The Signatures

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This Amendment No. 4 to the Registration Statement on Form N-4 (File Nos. 333-92947, 811-7543) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment No. 3 to the Registration Statement.

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PART A

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THE RYDEX VARIABLE ANNUITY

Individual Flexible Purchase Payment

Deferred Variable Annuity Contract

Issued by

Variable Account A

Of

Keyport Life Insurance Company

Supplement dated May [17], 2002

To

Prospectus dated May 1, 2002

________________________________________________________________________

This supplement replaces language in your prospectus concerning the transfer request deadline for all Sub-accounts.

In the "SUMMARY OF CONTRACT FEATURES" section, insert the following paragraph after the paragraph entitled "WHAT CAN I DO THROUGH THE INTERNET SERVICE CENTER?":

MAY I TRANSFER VARIABLE ACCOUNT VALUE BETWEEN SUB-ACCOUNTS? You may transfer Variable Account Value from one Sub-account to another after expiration of the Right to Revoke Period. Transfers are not subject to taxation on any gain. We do not limit the number or frequency of transfers you make between Sub-accounts. You may submit your transfer requests through the Internet Service Center.

We may impose specific restrictions on financial transactions for certain Sub-accounts based on the Sub-account's investment restrictions. The "cut-off" time for transfer requests to be processed on the same Valuation Date will be 1/2 hour prior to any announced closing of the NYSE, generally 3:30 P.M., Eastern Time, for all Sub-accounts. Any transfer request received after 3:30 P.M., Eastern Time, will be processed on the next Valuation Date.

Under the heading "Transfer of Variable Account Value," replace the entire section with the following:

You may transfer Variable Account Value from one Sub-account to another after expiration of the Right to Revoke Period. Transfers are not subject to taxation on any gain. We do not limit the number or frequency of transfers.

You may submit your transfer requests through the Internet Service Center. We may impose specific restrictions on financial transactions for certain Sub-accounts based on the Sub-account's investment restrictions. The "cut-off" time for transfer requests to be processed on the same Valuation Date will be 1/2 hour prior to any announced closing of the NYSE, generally, 3:30 P.M., Eastern Time. We will not accept any request for transfers involving one of the Rydex Variable Trust Funds between the applicable deadline and 4:00 P.M., Eastern Time. Any transfer request received after 4:00 P.M., Eastern Time, will be processed on the next Valuation Date. We will execute your request to transfer value by both redeeming and acquiring Accumulation Units on the day we initiate the transfer.

You may at any time view a list of transfer requests you have submitted that are awaiting execution by accessing your personal account information through the Internet Service Center. You may also retract a transfer request for any Sub-account by removing it from the list at any time prior to 3:30 P.M., Eastern Time.

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PART C

Item 24. Financial Statements and Exhibits

# (a)	Financial Statements:
Included in Part B:
Variable Account A:
Statement of Assets and Liabilities - December 31, 2001
Statement of Operations and Changes in Net Assets for the years ended December 31, 2001 and 2000
Notes to Financial Statements
Keyport Life Insurance Company:
Consolidated Balance Sheet - December 31, 2001 and 2000
Consolidated Income Statement for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the years ended December 31, 2000 and 1999
Consolidated Statement of Stockholder's Equity for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the years ended December 31, 2000 and 1999
Consolidated Statement of Cash Flows for the ten-month period ended October 31, 2001 and the two-month period ended December 31, 2001 and for the years ended December 31, 2000 and 1999
Notes to Consolidated Financial Statements

(b)	Exhibits:
*	(1)	Resolution of the Board of Directors establishing Variable Account A
	(2)	Not applicable
*	(3a)	Principal Underwriter's Agreement
*	(3b)	Specimen Agreement between Principal Underwriter and Dealer
+	(4a)	Specimen Variable Annuity Contract of Keyport Life Insurance Company
**	(4b)	Form of Individual Retirement Annuity Endorsement
+	(5)	Form of Application for a Variable Annuity Contract
+++	(6a)	Amended and Restated Articles of Incorporation of Keyport Life Insurance Company
+++	(6b)	Amended and Restated By-Laws of Keyport Life Insurance Company
	(7)	Not applicable
++	(8)	Participation Agreement Among Rydex Variable Trust, PADCO Financial Services, Inc. and Keyport Life Insurance Company
++	(9)	Opinion and Consent of Counsel
#	(10)	Consent of Independent Auditors
	(11)	Not applicable
	(12)	Not applicable
##	(13)	Schedule for Computations of Performance Quotations
	(14)	Not applicable
+++	(15)	Chart of Affiliations
+++	(16)	Powers of Attorney

*	Incorporated by reference to Registration Statement (File No. 333-1043) filed on or about February 16, 1996.

**	Incorporated by reference to Registration Statement (File No. 333-84701) filed on or about August 6, 1999.

+	Incorporated by reference to Registration Statement (File No. 333-92947) filed on or about December 17, 1999.

++	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (File No. 333-92947) filed on or about March 1, 2000.

+++	Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement (File No. 333-1043) filed on or about February 26, 2002.

#	Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement (File No. 333-92947) filed on or about April 25, 2002.

##	To be filed by Amendment

Item 25. Directors and Officers of the Depositor.

Name and Principal	Positions and Offices
Business Address*	With Depositor

James C. Baillie	Director
Torys
Suite 3000, Maritime Life Tower
Toronto, Ontario MSK 1N2

David D. Horn	Director
257 Lake Street
P.O. Box 24
New Vineyard, ME 04956

Angus A. MacNuaghton	Director
481 Kingswood Lane
Danville, CA 94506

James A. McNulty, III	President and Director
Sun Life Financial
One Sun Life Executive Park
Wellesley Hills, MA 02481

C. James Prieur	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario Canada M5H 1J9

S. Caesar Raboy	Director
220 Boylston Street
Boston, MA 02110

Donald A. Stewart	Director
Sun Life Assurance Company of Canada
150 King Street West
Toronto, Ontario
Canada M5H 1J9

William W. Stinson	Director
2000 Somervale Court, #2402
Calgary, Alberta Canada T2Y 4J1

James M.A. Anderson	Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA 02481

Robin L. Camara	Vice President, Human Resources and
One Sun Life Executive Park	Administrative Services
Wellesley Hills, MA 02481

Peter F. Demuth	Vice President, Chief Strategy and
One Sun Life Executive Park	Business Development Officer
Wellesley Hills, MA 02481

Mark W. DeTora	Vice President, Individual Insurance
One Sun Life Executive Park
Wellesley Hills, MA 02481

Ronald J. Fernandes	Vice President, Operations, Retirement Products
112 Worcester Street	and Services
Wellesley Hills, MA 02481

Ellen B. King	Assistant Vice President and Senior Counsel and
One Sun Life Executive Park	Secretary
Wellesley Hills, MA 02481

Philip K. Polkinghorn	Vice President, Operations, Retirement Products
112Worcester Street	and Services
Wellesley Hills, MA 02481

Davey S. Scoon	Vice President & Chief Financial and
One Sun Life Executive Park	Administrative Officer & Treasurer
Wellesley Hills, MA 02481

James R. Smith	Vice President and Chief Information Officer
One Sun Life Executive Park
Wellesley Hills, MA 02481

Robert P. Vrolyk	Vice President and Actuary
One Sun Life Executive Park
Wellesley Hills, MA 02481

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

     The Depositor controls the Registrant, KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II, under the provisions of Rhode Island law governing the establishment of these separate accounts of the Company.

     The Depositor controls Keyport Financial Services Corp. ("KFSC"), a Massachusetts corporation functioning as a broker/dealer of securities, through 100% stock ownership of KFSC. KFSC files separate financial statements.

     The Depositor controls Independence Life and Annuity Company ("Independence Life"), a Rhode Island corporation functioning as a life insurance company, through 100% stock ownership. Independence Life files separate financial statements.

     The Depositor controls Keyport Benefit Life Insurance Company ("Keyport Benefit"), a New York corporation functioning as a life insurance company, through 100% stock ownership. Keyport Benefit files separate financial statements.

     The chart for the affiliations of the Depositor is incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement (File No. 333-1043) filed on or about February 26, 2002.

Item 27. Number of Contract Owners.

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     As of April 10, 2002, there were 2 qualified contract owners and 28 non-qualified contract owners.

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Item 28. Indemnification.

     Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies issued by ICI Mutual Insurance Company, Federal Insurance Company, Firemen's Fund Insurance Company, CNA and Lumberman's Mutual Casualty Company. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     Keyport Financial Services Corp. (KFSC) is principal underwriter of the variable annuity and variable life insurance contracts and receives no compensation for its services. KFSC is the principal underwriter for Variable Account A of Keyport Life Insurance Company. KFSC is also principal underwriter for Variable Account J and Variable Account K of Liberty Life Assurance Company of Boston; for Variable Account A of Keyport Benefit Life Insurance Company; for the KMA Variable Account and Keyport Variable Account-I of Keyport Life Insurance Company; and for the Independence Variable Annuity Separate Account and Independence Variable Life Separate Account of Independence Life and Annuity Company.

The directors and officers of Keyport Financial Services Corp. are:

Name and Principal	Position and Offices
Business Address*	with Underwriter

Paul T. Holman	Director and Assistant Clerk

James J. Klopper	Director, President and Clerk

Daniel C. Bryant	Vice President

Rogelio P. Japlit	Treasurer

* One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 30. Location of Accounts and Records.

     Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts 02110.

Item 31. Management Services.

     Not applicable.

Item 32. Undertakings.

     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information or equivalent electronic method; and

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representation

     Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and Commonwealth of Massachusetts, on this 3rd day of May, 2002.

Variable Account A
(Registrant)

BY:	Keyport Life Insurance Company
(Depositor)

BY:	/s/ James A. McNulty, III
James A. McNulty, III
President

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ James C. Baillie*	/s/ James A. McNulty, III	May 3, 2002
James C. Baillie	James A. McNulty, III	Date
Director	President
(Principal Executive Officer)

/s/ David D. Horn*
David D. Horn	/s/ Davey S. Scoon	May 3, 2002
Director	Davey S. Scoon	Date
Vice President, Chief Financial and
Administrative Officer and Treasurer
(Principal Financial and Accounting Officer)
/s/ Angus A. MacNuaghton*
Angus A. MacNuaghton
Director

/s/ James A. McNulty, III*
James A. McNulty, III
Director

/s/ C. James Prieur*
C. James Prieur
Director

/s/ S. Caesar Raboy*
S. Caesar Raboy
Director

/s/ Donald A. Stewart*
Donald A. Stewart
Director

/s/ William W. Stinson*
William W. Stinson
Director

*BY:	/s/ James J. Klopper	May 3, 2002
	James J. Klopper	Date
Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of the above Directors of the Depositor pursuant to powers of attorney duly executed by such persons and incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement (File No. 333-1043) filed on or about February 26, 2002.

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